Average Annual Total Returns{- Fidelity® SAI U.S. Momentum Index Fund} - 07.31 Fidelity SAI U.S. Momentum Index Fund PRO-07 - Fidelity® SAI U.S. Momentum Index Fund	Fidelity SAI U.S. Momentum Index Fund - Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Momentum Index Fund - Default Return Before Taxes Since Inception		Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions and Sales Since Inception		IXZE4 Past 1 year	IXZE4 Since Inception
Total	24.16%	15.12%	[1]	23.53%	14.36%	[1]	14.72%	11.66%	[1]	24.30%	15.28%	[1]

[1]	(a) From February 9, 2017